Warrants - Summary of Estimate the Fair Value of Warrants (Details) (10-K) - Warrant [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividend Yield [Member]
Fair value assumptions, measurement input, percentages	0.00%	0.00%
Expected Volatility [Member]
Fair value assumptions, measurement input, percentages		200.00%
Expected Volatility [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	231.00%
Expected Volatility [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	632.00%
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value assumptions, measurement input, percentages	2.55%	1.81%
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value assumptions, measurement input, percentages	2.75%	1.84%
Expected Term of Options [Member]
Fair value assumptions, measurement input, term		5 years
Expected Term of Options [Member] | Minimum [Member]
Fair value assumptions, measurement input, term	5 years
Expected Term of Options [Member] | Maximum [Member]
Fair value assumptions, measurement input, term	8 years